Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000238680 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000238680 | NR
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000238680 | BBB
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000238680 | A
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000238680 | AA
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000238680 | AAA
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000247848 | Other Industries
Holdings [Line Items]
Percent of Total Investments	43.40%
C000254159 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000254159 | NR
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000254159 | BBB
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000254159 | A
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000254159 | AA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000254159 | B
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000254159 | BB
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000245530 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000245530 | BBB
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000245530 | B
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000245530 | BB
Holdings [Line Items]
Percent of Net Asset Value	59.50%
C000245530 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000254160 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(6.20%)
C000254160 | NR
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000254160 | BBB
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000254160 | A
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000254160 | AA
Holdings [Line Items]
Percent of Net Asset Value	48.70%
C000254160 | AAA
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000254160 | B
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000254160 | BB
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000254160 | CCC
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000254160 | D
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000254160 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000245531 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000245531 | NR
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000245531 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000245531 | A
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000245531 | AA
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000245531 | AAA
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000245531 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000260999 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(8.90%)
C000260999 | NR
Holdings [Line Items]
Percent of Net Asset Value	41.30%
C000260999 | BBB
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000260999 | A
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000260999 | AA
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000260999 | AAA
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000260999 | B
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000260999 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000260999 | CCC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000260999 | D
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000260999 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000271630 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000271630 | BBB
Holdings [Line Items]
Percent of Net Asset Value	82.10%
C000271630 | A
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000271630 | B
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000271630 | BB
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000248456 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000248456 | NR
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000248456 | BBB
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000248456 | A
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000248456 | AA
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000248456 | AAA
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000248456 | B
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000248456 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000248456 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247027 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000247027 | NR
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000247027 | BBB
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000247027 | A
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000247027 | AA
Holdings [Line Items]
Percent of Net Asset Value	39.10%
C000247027 | AAA
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000247027 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000247024 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	(10.70%)
C000247024 | NR
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000247024 | BBB
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000247024 | A
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000247024 | AA
Holdings [Line Items]
Percent of Net Asset Value	65.80%
C000247024 | AAA
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000247024 | B
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000247024 | BB
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000247024 | CCC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000247024 | CC
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000245532 | Cash & Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000245532 | NR
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000245532 | BBB
Holdings [Line Items]
Percent of Net Asset Value	28.40%
C000245532 | A
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000245532 | AA
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000245532 | AAA
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000245532 | BB
Holdings [Line Items]
Percent of Net Asset Value	1.00%

[1]	Less than 0.05%